January 2015
GS Mortgage Securities Trust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
TABLE OF CONTENTS
ADMINISTRATOR
PARTIES TO THE TRANSACTION
DATES
Ann Kelly
Account Administrator
312-332-7459
ann.kelly1@usbank.com
www.usbank.com/abs
190 S. LaSalle St. 7th Fl.
Chicago, IL 60603
Name:
Title:
Address:
Phone:
Email:
Website:
Mortgage Loan Seller:
Cantor Commercial Real Estate Lending, L.P.
Mortgage Loan Seller:
Citigroup Global Markets Realty Corp.
Mortgage Loan Seller:
Goldman Sachs Mortgage Company
Mortgage Loan Seller:
MC-Five Mile Commercial Mortgage Finance LLC
Mortgage Loan Seller:
Starwood Mortgage Funding I LLC
Depositor:
GS Mortgage Securities Corporation II
Trustee:
U.S. Bank National Association
Certificate Administrator:
U.S. Bank National Association
Custodian:
U.S. Bank National Association
Master Servicer:
Wells Fargo Bank, National Association
Special Servicer:
CWCapital Asset Management LLC
Special Servicer:
LNR Partners, LLC
Operating Advisor:
Pentalpha Surveillance LLC
Payment Date:
Jan 12, 2015
Prior Payment:
Next Payment:
Feb 12, 2015
Record Date:
Dec 31, 2014
Determination Date:
Jan 6, 2015
First Payment Date:
Jan 12, 2015
Closing Date:
Dec 8, 2014
Rated Final Distribution Date:
Nov 12, 2047
* This report contains, or is based on, information furnished to U.S. Bank Global Corporate Trust Services ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S.
Bank has not independently verified information received from any such third party.
Payment Detail Page 1
Payment Detail (Exchange Certificates) Page 2
Factor Detail Page 3
Principal Detail Page 4
Interest Detail Page 5
Reconciliation of Funds Page 6
Additional Loan Detail Page 7
Historical Loan Modification Report Page 9
Bond Collateral Realized Loss Reconciliation Page 10
Historical Delinquency & Liquidation (Stated) Page 11
Historical Delinquency & Liquidation (Actual) Page 12
REO Additional Detail Page 13
REO Status Report Page 15
Historical Liquidation Loss Loan Detail Page 16
Interest Adjustment Reconciliation Page 17
Appraisal Reduction Report Page 18
Loan Level Detail Page 19
Material Breaches and Document Defects Page 22
Mortgage Loan Characteristics Page 23
Delinquent Loan Detail Page 28
Effective
Exchangeable
Pass-Through
Original
Beginning
Principal
*Interest
Total
Realized
Ending
Percent
Class
Rate
Balance
Balance
Distribution
Distribution
Distribution
Loss
Balance
Outstanding
A-1 1.434000% 46,189,000.00 46,189,000.00 481,687.34 55,195.86 536,883.20 0.00 45,707,312.66
A-2 2.902000% 71,003,000.00 71,003,000.00 0.00 171,708.92 171,708.92 0.00 71,003,000.00
A-3 3.467000% 40,000,000.00 40,000,000.00 0.00 115,566.67 115,566.67 0.00 40,000,000.00
A-4 3.364000% 280,000,000.00 280,000,000.00 0.00 784,933.33 784,933.33 0.00 280,000,000.00
A-5 3.629000% 349,842,000.00 349,842,000.00 0.00 1,057,980.52 1,057,980.52 0.00 349,842,000.00
A-AB 3.365000% 91,592,000.00 91,592,000.00 0.00 256,839.23 256,839.23 0.00 91,592,000.00
X-A 1.116210% 971,195,000.00 971,195,000.00 0.00 903,381.37 903,381.37 0.00 970,713,312.66
X-B 0.296628% 56,483,000.00 56,483,000.00 0.00 13,962.03 13,962.03 0.00 56,483,000.00
X-C 1.205628% 29,811,000.00 29,811,000.00 0.00 29,950.81 29,950.81 0.00 29,811,000.00
X-D 1.205628% 61,190,419.00 61,190,419.00 0.00 61,477.40 61,477.40 0.00 61,190,419.00
A-S 3.964000% 92,569,000.00 92,569,000.00 0.00 305,786.26 305,786.26 0.00 92,569,000.00 100.00%
B 4.215000% 56,483,000.00 56,483,000.00 0.00 198,396.54 198,396.54 0.00 56,483,000.00 100.00%
PEZ N/A 0.00 0.00 0.00 0.00 0.00 0.00 0.00
C 4.511628% 40,794,000.00 40,794,000.00 0.00 153,372.80 153,372.80 0.00 40,794,000.00 100.00%
D 4.511628% 95,707,000.00 95,707,000.00 0.00 359,828.65 359,828.65 0.00 95,707,000.00
E 3.306000% 29,811,000.00 29,811,000.00 0.00 82,129.31 82,129.31 0.00 29,811,000.00
F 3.306000% 15,690,000.00 15,690,000.00 0.00 43,225.95 43,225.95 0.00 15,690,000.00
G 3.306000% 12,551,000.00 12,551,000.00 0.00 34,578.01 34,578.01 0.00 12,551,000.00
H 3.306000% 32,949,419.00 32,949,419.00 0.00 90,775.65 90,775.65 0.00 32,949,419.00
S N/A 0.00 0.00 0.00 0.00 0.00 0.00 0.00
R N/A 0.00 0.00 0.00 0.00 0.00 0.00 0.00
Totals:
1,255,180,419.00
1,255,180,419.00
481,687.34
4,719,089.32
5,200,776.66
0.00
1,254,698,731.66
*Note: Class S is a sole beneficiary of Excess Interest
January 2015
PAYMENT DETAIL
GS Mortgage Securities Trust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26

Pass-Through
Original
Beginning
Principal
Interest
Total
Realized
Ending
Percent
Class
Rate
Balance
Balance
Distribution
Distribution
Distribution
Loss
Balance
Exchanged
A-S 3.964000% 92,569,000.00 92,569,000.00 0.00 0.00 0.00 0.00 92,569,000.00 0.00%
B 4.215000% 56,483,000.00 56,483,000.00 0.00 0.00 0.00 0.00 56,483,000.00 0.00%
PEZ N/A 0.00 0.00 0.00 0.00 0.00 0.00 0.00
C 4.511628% 40,794,000.00 40,794,000.00 0.00 0.00 0.00 0.00 40,794,000.00 0.00%
Totals:
189,846,000.00
189,846,000.00
0.00
0.00
0.00
0.00
189,846,000.00
January 2015
PAYMENT DETAIL (EXCHANGE CERTIFICATES)
GS Mortgage Securities Trust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26

Beginning
Principal
Interest
Total
Realized
Ending
Class
Cusip
Balance
Distribution
Distribution
Distribution
Loss
Balance
A-1 36250HAA1 1000.00000000 10.42861590 1.19500011 11.62361601 0.00000000 989.57138410
A-2 36250HAB9 1000.00000000 0.00000000 2.41833333 2.41833333 0.00000000 1000.00000000
A-3 36250HAC7 1000.00000000 0.00000000 2.88916667 2.88916667 0.00000000 1000.00000000
A-4 36250HAD5 1000.00000000 0.00000000 2.80333333 2.80333333 0.00000000 1000.00000000
A-5 36250HAE3 1000.00000000 0.00000000 3.02416667 3.02416667 0.00000000 1000.00000000
A-AB 36250HAF0 1000.00000000 0.00000000 2.80416667 2.80416667 0.00000000 1000.00000000
X-A 36250HAG8 1000.00000000 0.00000000 0.93017507 0.93017507 0.00000000 999.50402613
X-B 36250HAH6 1000.00000000 0.00000000 0.24719003 0.24719003 0.00000000 1000.00000000
X-C 36250HAN3 1000.00000000 0.00000000 1.00469003 1.00469003 0.00000000 1000.00000000
X-D 36250HAQ6 1000.00000000 0.00000000 1.00469003 1.00469003 0.00000000 1000.00000000
A-S 36250HAJ2 1000.00000000 0.00000000 3.30333333 3.30333333 0.00000000 1000.00000000
B 36250HAK9 1000.00000000 0.00000000 3.51250000 3.51250000 0.00000000 1000.00000000
PEZ 36250HAL7 0.00000000 0.00000000 0.00000000 0.00000000 0.00000000 0.00000000
C 36250HAM5 1000.00000000 0.00000000 3.75969003 3.75969003 0.00000000 1000.00000000
D 36250HAS2 1000.00000000 0.00000000 3.75969003 3.75969003 0.00000000 1000.00000000
E 36250HAU7 1000.00000000 0.00000000 2.75500000 2.75500000 0.00000000 1000.00000000
F 36250HAW3 1000.00000000 0.00000000 2.75500000 2.75500000 0.00000000 1000.00000000
G 36250HAY9 1000.00000000 0.00000000 2.75500000 2.75500000 0.00000000 1000.00000000
H 36250HBA0 1000.00000000 0.00000000 2.75500000 2.75500000 0.00000000 1000.00000000
S 36250HBE2 0.00000000 0.00000000 0.00000000 0.00000000 0.00000000 0.00000000
R 36250HBC6 0.00000000 0.00000000 0.00000000 0.00000000 0.00000000 0.00000000
January 2015
FACTOR DETAIL
GS Mortgage Securities Trust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26

Operating
Cumulative
Beginning
Scheduled
Unscheduled
Realized
Advisor
Ending
Realized
Class
Balance
Principal
Principal
Loss
Expenses
Balance
Loss
A-1 46,189,000.00 481,687.34 0.00 0.00 0.00 45,707,312.66 0.00
A-2 71,003,000.00 0.00 0.00 0.00 0.00 71,003,000.00 0.00
A-3 40,000,000.00 0.00 0.00 0.00 0.00 40,000,000.00 0.00
A-4 280,000,000.00 0.00 0.00 0.00 0.00 280,000,000.00 0.00
A-5 349,842,000.00 0.00 0.00 0.00 0.00 349,842,000.00 0.00
A-AB 91,592,000.00 0.00 0.00 0.00 0.00 91,592,000.00 0.00
A-S 92,569,000.00 0.00 0.00 0.00 0.00 92,569,000.00 0.00
B 56,483,000.00 0.00 0.00 0.00 0.00 56,483,000.00 0.00
PEZ 0.00 0.00 0.00 0.00 0.00 0.00 0.00
C 40,794,000.00 0.00 0.00 0.00 0.00 40,794,000.00 0.00
D 95,707,000.00 0.00 0.00 0.00 0.00 95,707,000.00 0.00
E 29,811,000.00 0.00 0.00 0.00 0.00 29,811,000.00 0.00
F 15,690,000.00 0.00 0.00 0.00 0.00 15,690,000.00 0.00
G 12,551,000.00 0.00 0.00 0.00 0.00 12,551,000.00 0.00
H 32,949,419.00 0.00 0.00 0.00 0.00 32,949,419.00 0.00
Totals:
1,255,180,419.00
481,687.34
0.00
0.00
0.00
1,254,698,731.66
0.00
January 2015
PRINCIPAL DETAIL
GS Mortgage Securities Trust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26

Accrued
Net Prepay
Current
Yield
Total Interest
Cumulative
Certificate
Interest
Interest
Interest
Maintenance
Distribution
Unpaid Interest
Class
Interest
Shortfall
Adjustment
Shortfalls
Charges
Amount
Shortfall
A-1 55,195.86 0.00 0.00 0.00 0.00 55,195.86 0.00
A-2 171,708.92 0.00 0.00 0.00 0.00 171,708.92 0.00
A-3 115,566.67 0.00 0.00 0.00 0.00 115,566.67 0.00
A-4 784,933.33 0.00 0.00 0.00 0.00 784,933.33 0.00
A-5 1,057,980.52 0.00 0.00 0.00 0.00 1,057,980.52 0.00
A-AB 256,839.23 0.00 0.00 0.00 0.00 256,839.23 0.00
X-A 903,381.37 0.00 0.00 0.00 0.00 903,381.37 0.00
X-B 13,962.03 0.00 0.00 0.00 0.00 13,962.03 0.00
X-C 29,950.81 0.00 0.00 0.00 0.00 29,950.81 0.00
X-D 61,477.40 0.00 0.00 0.00 0.00 61,477.40 0.00
A-S 305,786.26 0.00 0.00 0.00 0.00 305,786.26 0.00
B 198,396.54 0.00 0.00 0.00 0.00 198,396.54 0.00
PEZ 0.00 0.00 0.00 0.00 0.00 0.00 0.00
C 153,372.80 0.00 0.00 0.00 0.00 153,372.80 0.00
D 359,828.65 0.00 0.00 0.00 0.00 359,828.65 0.00
E 82,129.31 0.00 0.00 0.00 0.00 82,129.31 0.00
F 43,225.95 0.00 0.00 0.00 0.00 43,225.95 0.00
G 34,578.01 0.00 0.00 0.00 0.00 34,578.01 0.00
H 90,775.65 0.00 0.00 0.00 0.00 90,775.65 0.00
S 0.00 0.00 0.00 0.00 0.00 0.00 0.00
R 0.00 0.00 0.00 0.00 0.00 0.00 0.00
Totals:
4,719,089.32
0.00
0.00
0.00
0.00
4,719,089.32
0.00
January 2015
INTEREST DETAIL
GS Mortgage Securities Trust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26

Interest
Fees
Scheduled Interest
4,901,786.60
Master Servicing Fee
17,271.36
Interest Adjustments
0.00
Trustee/Certificate Administrator Fees
3,004.77
Deferred Interest
0.00
CREFC Intellectual Property Royalty License Fee
540.37
Net Prepayment Shortfall
0.00
Operating Advisor Fee
1,459.15
Net Prepayment Interest Excess
0.00
Special Servicing Fee
0.00
Interest Reserve (Deposit)/Withdrawal
(157,302.98)
Workout Fee
0.00
Interest Collections
4,744,483.62
Liquidation Fee
0.00
Special Serv Fee plus Adj.
0.00
CCRE Strip
3,118.65
Principal
Miscellaneous Fee
0.00
Scheduled Principal
481,687.34
Fee Distributions
25,394.30
Unscheduled Principal
0.00
Principal Adjustments
0.00
Additional Trust Fund Expenses
Principal Collections
481,687.34
Reimbursed for Interest on Advances
0.00
Net ASER Amount
0.00
Non-Recoverable Advances
0.00
Other Expenses or Shortfalls
0.00
Other
Additional Trust Fund Expenses
0.00
Yield Maintenance
0.00
Prepayment Premium
0.00
Payments to Certificateholders
Other Collections
0.00
Interest Distribution
4,719,089.32
Principal Distribution
481,687.34
Yield Maintenance
0.00
Prepayment Premium
0.00
Payments to Certificateholders
5,200,776.66
Total Collections
5,226,170.96
Total Distribution
5,226,170.96
Funds Collection
Funds Distribution
January 2015
RECONCILIATION OF FUNDS
GS Mortgage Securities Trust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26

Mortgage Loan Stated Principal Balance
P&I Advances:
Beginning Principal Balance
1,255,180,419.11
Total
Ending Principal Balance
1,254,698,731.77
P & I Advances
Not Provided
% of Cut-Off Date Principal Balance
99.96%
Miscellaneous Advances
Not Provided
Outstanding P & I Advances
0.00
Ending Loan Count
92
Disclosable Special Servicer Fees
Commission
0.00
Brokerage Fee
0.00
Weighted Average Remaining Term to Maturity
113
Rebate
0.00
Shared Fee
0.00
Other
0.00
Weighted Average Mortgage Rate
4.6862935%
Excess Liquidation Proceeds Account
Beg Balance
(Withdraw)/Dep
End Balance
Controlling Class:
H 0.00 0.00 0.00
Controlling Class Representative:
Seer Capital Partners Master Fund L.P.
Specially Serviced Loans that are not Delinquent
Count
Balance
0 0.00
CCRE Strip for the Distribution Date
3,118.65
Aggregate Realized Loss in Related Collection Period
0.00
Agg Add'l Trust Expenses in Related Collection Period
0.00
January 2015
ADDITIONAL LOAN DETAIL
GS Mortgage Securities Trust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26

Stated Principal
Amount Of Any
Portion Included
Count
Balance
Loan ID
Liq Proceeds
in Avail Funds
Totals:
Totals:
Mortgage Loan Repurchased, Substituted For Or Otherwise
Liquidated Or Disposed During Related Collection Period
Mortgage Loans As to Which Related Mortgator
Is Subject Or Is Expected To Bankruptcy Proceedings
January 2015
ADDITIONAL LOAN DETAIL
GS Mortgage Securities Trust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26

January 2015
HISTORICAL LOAN MODIFICATION REPORT
GS Mortgage Securities Trust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
Loan ID
Ending
Scheduled
Balance
Comments
Ending
Unpaid
Balance

January 2015
BOND/COLLATERAL REALIZED LOSS RECONCILIATION
GS Mortgage Securities Trust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
Loan ID
Beginning
Balance of the
Loan at
Liquidation
Aggregate
Realized Loss
on Loans
Prior Realized
Loss Applied to
Certificates
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
Interest
(Shortages) /
Excesses
applied to
Realized Loss
Modification
Adjustments /
Appraisal
Reduction
Adjustment
Period
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
Current
Realized Loss
Applied to
Certificates*
Recoveries of
Realized
Losses paid
as Cash
Recoveries /
Loss to
Certificate
Interest
A
B
C
D
E
Loan Count:
Totals:
Prior Realized Loss Applied to Certificates
Reduction to Realized Loss applied to bonds (could represent OC, insurance policies, reserve accounts, etc)
Amounts classified by the Master as interest adjustments from general collections on a loan with a Realized Loss
Adjustments that are based on principal haircut or future interest foregone due to modification
Realized Loss Adjustments, Supplemental Recoveries or Expenses on a previously liquidated loan
Description of Fields
A
B
C
D
E
*In the Initial Period the Current Realized Loss Applied to Certificates will equal Aggregate Realized Loss on Loans - B - C - D + E instead of A - C - D + E

January 2015
HISTORICAL DELINQUENCY & LIQUIDATION SUMMARY (STATED BALANCE)
GS Mortgage Securities Trust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
30 Days Delinq
60 Days Delinq
Prepayments
REO
Bankruptcy
Foreclosure
Count
Balance
Count
Balance
Balance
Count
Balance
Count
Month
Balance
Count
Balance
Count
Balance
Count
%
90+ Days Delinq
%
%
%
%
%
%
(1)
(2)
(1)
(2)
(1)
(2) (2) (2) (2) (2)
0 0.00 0.00 0 0 0.00 0 0 0.00 0 0.00 0 0.00
Jan 2015
0.00 0.0% 0.0% 0.0% 0.0% 0.0% 0.0% 0.0%
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO
(2) Percentage in relation to Ending Scheduled Balance

January 2015
HISTORICAL DELINQUENCY & LIQUIDATION SUMMARY (ACTUAL BALANCE)
GS Mortgage Securities Trust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
30 Days Delinq
60 Days Delinq
Prepayments
REO
Bankruptcy
Foreclosure
Count
Balance
Count
Balance
Balance
Count
Balance
Count
Month
Balance
Count
Balance
Count
Balance
Count
%
90+ Days Delinq
%
%
%
%
%
%
(1)
(2)
(1)
(2)
(1)
(2) (2) (2) (2) (2)
0 0.00 0.00 0 0 0.00 0 0 0.00 0 0.00 0 0.00
Jan 2015
0.00 0.0% 0.0% 0.0% 0.0% 0.0% 0.0% 0.0%
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO
(2) Percentage in relation to Ending Scheduled Balance

Stated Principal
Unpaid Principal
Most Recent
Date Appraisal
Loan ID
Balance
Balance
Appraisal Value
Performed
Totals:
Mortgage Property That Became REO Property During Related Prepayment Period
January 2015
REO ADDITIONAL DETAIL
GS Mortgage Securities Trust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26

Liq Proceeds
Portion of Liq
Balance of
and Other
Proceeds in
of Excess Liq
Loan ID
Amounts Rec'd
Available Funds
Proceeds Acct
Totals:
REO Property Sold Or Disposed During Related Prepayment Period
January 2015
REO ADDITIONAL DETAIL
GS Mortgage Securities Trust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26

January 2015
REO STATUS REPORT
GS Mortgage Securities Trust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
Loan ID
State
Ending
Scheduled Loan
Total Exposure
Appraisal Value
REO Date
Date Asset
Expected to
be Resolved
or Foreclosed
REO Revenue
and Other
Amounts
City
Property Type
Book Value
Type *
Appraisal
Date
Count:
Totals:
(*) Legend: (1) Partial Liq'n (Curtailment), (2) Payoff Prior To Maturity, (3) Disposition / Liquidation, (4) Repurchase/ Substitution, (5) Full Payoff At Maturity, (6) DPO, (7) Liquidated, (8)Payoff w/ penalty,
(9) Payoff w/ yield Maintenance, (10) Curtailment w/ Penalty, (11) Curtailment w/ Yield Maintenance

January 2015
HISTORICAL LIQUIDATION LOSS LOAN DETAIL
GS Mortgage Securities Trust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
Current Beginning
Scheduled Balance
Most Recent Value **
Net Proceeds Received
on Liquidation
Liquidation Expense
Net Proceeds Available
for Distribution
Realized Loss to Trust
Loan ID
Liquidation /
Prepayment
Code *
Liquidation
Month
Count:
Totals:
* Liquidation / Prepayment Code: 1 - Partial Liq'n (Curtailment); 2 - Payoff Prior To Maturity; 3 - Disposition / Liquidation; 4 - Repurchase/ Substitution; 5 - Full Payoff At Maturity; 6 - DPO; 7 - Liquidated; 8 -
Payoff w/ penalty; 9 - Payoff w/ yield Maintenance; 10 - Curtailment w/ Penalty; 11 - Curtailment w/ Yield Maintenance
** Reported as of liquidation period. If not provided by the servicer, Most Recent Value is as of cutoff.

January 2015
INTEREST ADJUSTMENT RECONCILIATION
GS Mortgage Securities Trust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
(Excess)/
Shortfall *
Non-
Recoverable
(Scheduled
Interest Not
Advanced)**
Reimbursed
Interest on
Advances
Modified
Interest Rate
Reduction/
(Excess)
Current Month
Outstanding
Other
Shortfalls/
(Refunds)
Current Ending
Scheduled
Balance
Loan ID
Reimbursement of
Advances to Servicer
Count:
Totals:
Total Interest Shortfall hitting the Trust:
0.00
*Total shortfall may not match impact to bonds due to, but not limited to, the net effect of PPIE and Master Servicing fees received as per the governing documents.
**In some cases, the Servicer does not withhold their Servicing Fees on Non-Recoverable loans.

January 2015
APPRAISAL REDUCTION REPORT
GS Mortgage Securities Trust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
Loan ID
Property Name
Paid Through
Date
ARA (Appraisal
Reduction Amount)
ARA Date
Most Recent Value
Most Recent
Valuation Date
Most Recent Net
ASER Amount
Cumulative ASER
Amount
Count:
Totals:

January 2015
LOAN LEVEL DETAIL
GS Mortgage Securities Trust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
Loan ID
Property
Type
Transfer
Date
State
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
1 Retail HI 10/06/24 N 88,500,000.00 349,796.25 0.00 01/06/15 0.00 349,796.25 0.00 4.590 0.00
2 Office DE 11/06/24 N 85,500,000.00 326,453.25 0.00 01/06/15 0.00 326,453.25 0.00 4.434 0.00
3 Office TX 11/06/24 N 80,000,000.00 296,222.22 0.00 01/06/15 0.00 296,222.22 0.00 4.300 0.00
4 Retail MN 11/06/24 N 65,000,000.00 241,800.00 0.00 01/06/15 0.00 241,800.00 0.00 4.320 0.00
5 Office KY 08/06/24 N 46,000,000.00 190,925.56 0.00 01/06/15 0.00 190,925.56 0.00 4.820 0.00
6 Retail NY 12/06/21 N 40,000,000.00 143,030.56 0.00 01/06/15 0.00 143,030.56 0.00 4.153 0.00
7 Multifamily TX 11/01/24 N 25,400,000.00 102,143.28 0.00 01/01/15 0.00 102,143.28 0.00 4.670 0.00
8 Mixed Use FL 11/06/24 N 25,000,000.00 97,951.39 0.00 01/06/15 0.00 97,951.39 0.00 4.550 0.00
9 Lodging TN 10/06/24 N 24,908,093.64 127,415.13 0.00 01/06/15 0.00 97,707.69 0.00 4.550 0.00
10 Multifamily MD 10/06/24 N 24,000,000.00 98,135.67 0.00 01/06/15 0.00 98,135.67 0.00 4.749 0.00
11 Office CA 09/01/24 N 23,330,000.00 81,363.38 0.00 01/01/15 0.00 81,363.38 0.00 4.050 0.00
12 Retail MD 11/06/24 N 23,300,000.00 89,043.54 0.00 01/06/15 0.00 89,043.54 0.00 4.438 0.00
13 Retail NY 11/06/19 N 23,000,000.00 79,222.22 0.00 01/06/15 0.00 79,222.22 0.00 4.000 0.00
14 Office NC 09/06/24 N 22,000,000.00 86,879.22 0.00 01/06/15 0.00 86,879.22 0.00 4.586 0.00
15 Retail FL 11/06/44 N 21,000,000.00 85,895.83 0.00 01/06/15 0.00 85,895.83 0.00 4.750 0.00
16 Retail NY 11/06/24 N 20,000,000.00 74,951.11 0.00 01/06/15 0.00 74,951.11 0.00 4.352 0.00
17 Multifamily MD 10/06/24 N 19,500,000.00 79,592.50 0.00 01/06/15 0.00 79,592.50 0.00 4.740 0.00
18 Office CA 10/06/24 N 18,337,394.80 97,827.14 0.00 01/06/15 0.00 77,703.55 0.00 4.916 0.00
19 Retail SC 10/06/24 N 17,312,153.46 89,357.74 0.00 01/06/15 0.00 69,066.18 0.00 4.628 0.00
20 Retail IL 09/06/24 N 16,788,978.66 85,002.54 0.00 01/06/15 0.00 64,413.33 0.00 4.450 0.00
21 Multifamily OH 10/06/24 N 16,782,000.00 68,997.10 0.00 01/06/15 0.00 68,997.10 0.00 4.774 0.00
22 Office GA 11/06/24 N 16,700,000.00 65,575.33 0.00 01/06/15 0.00 65,575.33 0.00 4.560 0.00
23 Retail IN 11/06/24 N 16,411,784.19 87,174.61 0.00 01/06/15 0.00 69,140.78 0.00 4.887 0.00
24 Retail OH 12/06/24 N 16,142,308.37 88,971.89 0.00 01/06/15 0.00 61,280.26 0.00 4.401 0.00
25 Lodging OH 10/01/24 N 14,452,387.84 78,549.62 0.00 01/01/15 0.00 63,287.93 0.00 5.080 0.00
26 Retail TX 11/06/24 N 14,000,000.00 55,335.00 0.00 01/06/15 0.00 55,335.00 0.00 4.590 0.00
27 Lodging LA 11/06/24 N 13,865,943.38 71,482.03 0.00 01/06/15 0.00 55,311.36 0.00 4.627 0.00
28 Industrial PA 11/06/19 N 13,816,661.36 71,947.93 0.00 01/06/15 0.00 56,149.80 0.00 4.714 0.00
29 Multifamily MD 10/06/24 N 12,600,000.00 51,429.00 0.00 01/06/15 0.00 51,429.00 0.00 4.740 0.00
30 Multifamily TX 08/06/24 N 12,400,000.00 47,590.86 0.00 01/06/15 0.00 47,590.86 0.00 4.457 0.00
31 Multifamily MI 10/06/24 N 12,000,000.00 46,846.17 0.00 01/06/15 0.00 46,846.17 0.00 4.534 0.00
32 Multifamily TX 10/06/24 N 11,756,620.20 60,139.94 0.00 01/06/15 0.00 46,118.03 0.00 4.550 0.00
33 Industrial TX 11/06/24 N 11,590,000.00 45,310.46 0.00 01/06/15 0.00 45,310.46 0.00 4.540 0.00
34 Office CA 10/06/24 N 11,150,000.00 43,599.91 0.00 01/06/15 0.00 43,599.91 0.00 4.541 0.00
35 Office AZ 11/06/24 N 10,500,000.00 39,783.33 0.00 01/06/15 0.00 39,783.33 0.00 4.400 0.00
36 Retail TX 11/06/19 N 10,472,552.64 51,989.25 0.00 01/06/15 0.00 38,866.76 0.00 4.304 0.00
37 Multifamily MI 11/06/19 N 10,274,881.39 53,110.59 0.00 01/06/15 0.00 41,190.07 0.00 4.650 0.00
38 Multifamily AL 10/06/19 N 10,250,000.00 40,373.52 0.00 01/06/15 0.00 40,373.52 0.00 4.574 0.00
39 Office PA 11/06/24 N 10,074,610.52 51,175.22 0.00 01/06/15 0.00 39,085.96 0.00 4.500 0.00
40 Retail CA 10/06/24 N 9,913,126.43 50,483.20 0.00 01/06/15 0.00 38,557.86 0.00 4.511 0.00
41 Lodging OH 10/01/24 N 9,842,574.47 53,495.00 0.00 01/01/15 0.00 43,101.26 0.00 5.080 0.00

January 2015
LOAN LEVEL DETAIL
GS Mortgage Securities Trust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
Loan ID
Property
Type
Transfer
Date
State
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
42 Office TX 11/06/24 N 9,716,015.95 54,323.80 0.00 01/06/15 0.00 37,910.11 0.00 4.524 0.00
43 Self Storage CA 11/06/24 N 9,350,000.00 33,010.69 0.00 01/06/15 0.00 33,010.69 0.00 4.100 0.00
44 Retail NC 10/06/24 N 9,248,121.27 49,397.45 0.00 01/06/15 0.00 32,391.91 0.00 4.060 0.00
45 Retail OH 12/06/24 N 8,884,758.47 48,970.31 0.00 01/06/15 0.00 33,728.78 0.00 4.401 0.00
46 Lodging WV 11/06/24 N 8,469,783.93 46,764.60 0.00 01/06/15 0.00 32,146.46 0.00 4.400 0.00
47 Retail CA 11/06/24 N 8,179,386.76 41,548.20 0.00 01/06/15 0.00 31,733.16 0.00 4.500 0.00
48 Retail OR 11/06/24 N 8,000,000.00 31,544.22 0.00 01/06/15 0.00 31,544.22 0.00 4.579 0.00
49 Mobile Home TX 08/06/24 N 7,939,285.44 48,412.96 0.00 01/06/15 0.00 36,630.13 0.00 5.350 0.00
50 Multifamily CA 11/06/24 N 7,681,222.02 39,704.03 0.00 01/06/15 0.00 30,792.58 0.00 4.650 0.00
51 Lodging TX 10/06/24 N 7,661,297.31 43,677.89 0.00 01/06/15 0.00 31,058.05 0.00 4.700 0.00
52 Retail IL 10/06/24 N 7,572,582.41 39,142.86 0.00 01/06/15 0.00 30,292.04 0.00 4.640 0.00
53 Retail AL 10/06/24 N 7,350,000.00 29,683.79 0.00 01/06/15 0.00 29,683.79 0.00 4.690 0.00
54 Retail TX 10/06/24 N 7,000,000.00 27,848.33 0.00 01/06/15 0.00 27,848.33 0.00 4.620 0.00
55 Retail OH 11/06/24 N 6,825,000.00 24,977.60 0.00 01/06/15 0.00 24,977.60 0.00 4.250 0.00
56 Retail MA 10/06/24 N 6,650,000.00 26,435.87 0.00 01/06/15 0.00 26,435.87 0.00 4.616 0.00
57 Office CA 10/06/24 N 6,500,000.00 26,242.58 0.00 01/06/15 0.00 26,242.58 0.00 4.689 0.00
58 Self Storage CA 10/06/24 N 6,500,000.00 26,841.48 0.00 01/06/15 0.00 26,841.48 0.00 4.796 0.00
59 Retail GA 11/06/24 N 6,500,000.00 24,636.17 0.00 01/06/15 0.00 24,636.17 0.00 4.401 0.00
60 Retail CA 10/06/24 N 6,102,301.45 31,076.34 0.00 01/06/15 0.00 23,735.37 0.00 4.511 0.00
61 Self Storage TX 10/06/24 N 6,050,000.00 25,162.96 0.00 01/06/15 0.00 25,162.96 0.00 4.830 0.00
62 Various MI 09/06/24 N 6,021,265.37 31,742.25 0.00 01/06/15 0.00 24,916.11 0.00 4.800 0.00
63 Multifamily KY 11/06/24 N 5,725,000.00 21,937.88 0.00 01/06/15 0.00 21,937.88 0.00 4.450 0.00
64 Multifamily TX 10/06/24 N 5,504,433.19 27,961.54 0.00 01/06/15 0.00 21,308.00 0.00 4.490 0.00
65 Retail CA 11/06/24 N 5,485,723.99 27,347.27 0.00 01/06/15 0.00 20,526.86 0.00 4.340 0.00
66 Retail CA 10/06/24 N 5,439,765.85 27,702.34 0.00 01/06/15 0.00 21,158.38 0.00 4.511 0.00
67 Self Storage NV 11/06/24 N 5,400,000.00 21,343.50 0.00 01/06/15 0.00 21,343.50 0.00 4.590 0.00
68 Self Storage CA 11/06/24 N 5,362,500.00 19,763.79 0.00 01/06/15 0.00 19,763.79 0.00 4.280 0.00
69 Self Storage MS 10/06/24 N 5,281,159.91 27,519.67 0.00 01/06/15 0.00 21,444.15 0.00 4.710 0.00
70 Multifamily FL 11/06/24 N 5,200,000.00 21,269.44 0.00 01/06/15 0.00 21,269.44 0.00 4.750 0.00
71 Retail TX 10/06/24 N 5,000,000.00 19,943.33 0.00 01/06/15 0.00 19,943.33 0.00 4.632 0.00
72 Lodging MS 11/06/24 N 4,784,384.05 27,920.67 0.00 01/06/15 0.00 20,425.39 0.00 4.950 0.00
73 Retail TX 11/06/24 N 4,750,000.00 18,038.12 0.00 01/06/15 0.00 18,038.12 0.00 4.410 0.00
74 Multifamily KY 11/06/24 N 4,190,054.22 22,020.72 0.00 01/06/15 0.00 17,316.66 0.00 4.794 0.00
75 Retail TX 11/06/24 N 4,150,000.00 16,259.93 0.00 01/06/15 0.00 16,259.93 0.00 4.550 0.00
76 Mobile Home FL 10/06/24 N 4,085,670.72 21,486.50 0.00 01/06/15 0.00 16,871.29 0.00 4.790 0.00
77 Retail CA 10/06/19 N 4,000,000.00 16,796.83 0.00 01/06/15 0.00 16,796.83 0.00 4.876 0.00
78 Lodging TN 11/06/24 N 3,986,664.97 22,919.88 0.00 01/06/15 0.00 16,504.73 0.00 4.800 0.00
79 Self Storage MD 11/06/24 N 3,890,392.10 19,993.13 0.00 01/06/15 0.00 15,428.36 0.00 4.600 0.00
80 Retail IL 10/06/24 N 3,843,019.75 21,864.45 0.00 01/06/15 0.00 15,511.32 0.00 4.679 0.00
81 Self Storage LA 11/06/24 N 3,830,616.34 19,777.45 0.00 01/06/15 0.00 15,323.24 0.00 4.640 0.00
82 Retail MI 10/06/24 N 3,712,678.97 21,464.67 0.00 01/06/15 0.00 15,498.49 0.00 4.840 0.00

January 2015
LOAN LEVEL DETAIL
GS Mortgage Securities Trust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
Loan ID
Property
Type
Transfer
Date
State
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
83 Self Storage RI 10/06/24 N 3,650,000.00 14,772.36 0.00 01/06/15 0.00 14,772.36 0.00 4.700 0.00
84 Office TX 10/06/24 N 3,581,264.83 19,987.50 0.00 01/06/15 0.00 13,867.14 0.00 4.489 0.00
85 Retail XX 10/06/24 N 3,301,043.31 16,676.00 0.00 01/06/15 0.00 12,643.52 0.00 4.443 0.00
86 Retail XX 10/06/24 N 3,114,441.39 16,676.50 0.00 01/06/15 0.00 13,284.40 0.00 4.948 0.00
87 Multifamily MI 10/06/24 N 3,110,000.00 13,604.52 0.00 01/06/15 0.00 13,604.52 0.00 5.080 0.00
88 Mixed Use NY 11/06/24 N 2,993,120.79 16,013.10 0.00 01/06/15 0.00 12,771.99 0.00 4.950 0.00
89 Multifamily MI 10/06/24 N 2,790,479.26 14,891.85 0.00 01/06/15 0.00 11,831.69 0.00 4.919 0.00
90 Retail GA 11/06/24 N 2,600,000.00 10,298.89 0.00 01/06/15 0.00 10,298.89 0.00 4.600 0.00
91 Self Storage MI 11/06/24 N 2,119,711.71 10,830.29 0.00 01/06/15 0.00 8,315.00 0.00 4.550 0.00
92 Retail CA 10/06/24 N 1,743,514.69 8,878.95 0.00 01/06/15 0.00 6,781.53 0.00 4.511 0.00
1,254,698,731.77 5,383,473.94 0.00 0.00 92
Totals:
Count:
4,901,786.60 0.00
** Loan Status: A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent;
3 = 90+ Days Delinquent; 4 = Performing Matured Balloon; 5 = Non-Performing Matured Balloon; R = Repurchased.
* If State field is blank or 'XX', loan has properties in multiple states.

January 2015
MATERIAL BREACHES AND DOCUMENT DEFECTS
GS Mortgage Securities Trust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
Loan ID
Ending Principal
Balance
Material Breach Date
Date Received Notice
Description
Totals:
Count:

January 2015
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities Trust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
Count
Balance ($)
%
0M to 4.9M
21 $74,227,057.10 5.92%
5M to 9.9M
32 $226,355,304.22 18.04%
10M to 14.9M
15 $179,203,657.33 14.28%
15M to 19.9M
8 $137,974,619.48 11.00%
20M to 24.9M
8 $181,538,093.64 14.47%
25M to 29.9M
2 $50,400,000.00 4.02%
40M to 44.9M
1 $40,000,000.00 3.19%
45M to 49.9M
1 $46,000,000.00 3.67%
65M to 69.9M
1 $65,000,000.00 5.18%
80M to 84.9M
1 $80,000,000.00 6.38%
85M to 89.9M
2 $174,000,000.00 13.87%
Total
92
$1,254,698,731.77
100.00%
Remaining Principal Balance
0
4
8
12
16
20
0M t
o 4
.9
M
5M t
o 9
.9
M
10
M
t
o
14.9M
15
M
t
o
19.9M
20
M
t
o
24.9M
25
M
t
o
29.9M
40
M
t
o
44.9M
45
M
t
o
49.9M
65
M
t
o
69.9M
80
M
t
o
84.9M
85
M
t
o
89.9M
Count
Balance ($)
%
4.000% - 4.240%
5 $104,928,121.27 8.36%
4.250% - 4.490%
21 $404,493,347.39 32.24%
4.500% - 4.740%
44 $533,973,076.63 42.56%
4.750% - 4.990%
18 $175,959,938.73 14.02%
5.000% - 5.240%
3 $27,404,962.31 2.18%
5.250% - 5.490%
1 $7,939,285.44 0.63%
Total
92
$1,254,698,731.77
100.00%
Gross Rate
Total Weighted Average Rate: 4.54%
0
5
10
15
20
25
30
35
40
45
4.000% -
4.240%
4.250% -
4.490%
4.500% -
4.740%
4.750% -
4.990%
5.000% -
5.240%
5.250% -
5.490%

January 2015
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities Trust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
Count
Balance ($)
%
TEXAS
17 $226,971,469.56 18.09%
CALIFORNIA
15 $129,074,935.99 10.29%
HAWAII
1 $88,500,000.00 7.05%
NEW YORK
4 $85,993,120.79 6.85%
DELAWARE
1 $85,500,000.00 6.81%
MARYLAND
5 $83,290,392.10 6.64%
OHIO
6 $72,929,029.15 5.81%
MINNESOTA
1 $65,000,000.00 5.18%
KENTUCKY
3 $55,915,054.22 4.46%
FLORIDA
4 $55,285,670.72 4.41%
MICHIGAN
7 $40,029,016.70 3.19%
NORTH CAROLINA
2 $31,248,121.27 2.49%
TENNESSEE
2 $28,894,758.61 2.30%
ILLINOIS
3 $28,204,580.82 2.25%
GEORGIA
3 $25,800,000.00 2.06%
PENNSYLVANIA
2 $23,891,271.88 1.90%
LOUISIANA
2 $17,696,559.72 1.41%
ALABAMA
2 $17,600,000.00 1.40%
SOUTH CAROLINA
1 $17,312,153.46 1.38%
INDIANA
1 $16,411,784.19 1.31%
ARIZONA
1 $10,500,000.00 0.84%
MISSISSIPPI
2 $10,065,543.96 0.80%
WEST VIRGINIA
1 $8,469,783.93 0.68%
OREGON
1 $8,000,000.00 0.64%
MASSACHUSETTS
1 $6,650,000.00 0.53%
VARIOUS
2 $6,415,484.70 0.51%
NEVADA
1 $5,400,000.00 0.43%
RHODE ISLAND
1 $3,650,000.00 0.29%
Total
92
$1,254,698,731.77
100.00%
Geographic Distribution by State
0
4
8
12
16
20
TEXAS
CALIFORNIA
HAWAII
NEW YORK
DELAWARE M
ARY
LA
ND
OH
IO
M
IN
NESOTA
KENTUCKY
FLORIDA
M
IC
HIGAN
NO
RTH CAROLINA
TENNESSEE
IL
LIN
O
IS
GE
O
RGIA
PENNSYLVANIA
LOUISIANA
ALABAMA
SO
UT
H
CAROLINA
INDIANA
ARIZONA
M
ISSISSIPPI
WEST
VIR
G
INIA
OR
EGON
M
ASSACHUSETTS
VARIO
US
NEVADA
RH
O
DE IS
LAN
D

January 2015
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities Trust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
Count
Balance ($)
%
Industrial
2 $25,406,661.36 2.02%
Lodging
8 $87,971,129.59 7.01%
Mixed Use
2 $27,993,120.79 2.23%
Mobile Home Park
2 $12,024,956.16 0.96%
Multifamily
17 $189,164,690.28 15.08%
Office
13 $343,389,286.10 27.37%
Retail
37 $511,293,242.06 40.75%
Self Storage
10 $51,434,380.06 4.10%
Various
1 $6,021,265.37 0.48%
Total
92
$1,254,698,731.77
100.00%
Property Type
2.0
Industrial
7.0
Lodging
2.2
Mixed Use
1.0
Mobile Home Park
15.1
Multifamily
27.4
Office
40.8
Retail
4.1
Self Storage
0.5
Various
Industrial 2.0%
Lodging 7.0%
Mixed Use 2.2%
Mobile Home Park 1.0%
Multifamily 15.1%
Office 27.4%
Retail 40.8%
Self Storage 4.1%
Various 0.5%
Total: 100.0%
Count
Balance ($)
%
0 - 2
85 $1,120,219,202.30 89.28%
3 - 5
7 $134,479,529.47 10.72%
Total
92
$1,254,698,731.77
100.00%
Seasoning
Months
Total Weighted Average Seasoning: 2
0
20
40
60
80
100
0 - 2 3 - 5

January 2015
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities Trust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
Count
Balance ($)
%
57 - 59
6 $71,814,095.39 5.72%
81 - 83
1 $40,000,000.00 3.19%
114 - 116
7 $134,479,529.47 10.72%
117 - 119
78 $1,008,405,106.91 80.37%
Total
92
$1,254,698,731.77
100.00%
Remaining Term to Maturity
Months
Total Weighted Average Remaining Months: 113
0
10
20
30
40
50
60
70
80
90
57 - 59 81 - 83 114 - 116 117 - 119
Count
Balance ($)
%
Not Avalil.
92 $1,254,698,731.77 100.00%
Total
92
$1,254,698,731.77
100.00%
DSCR
Total Weighted Average DSCR: 0.00
0
20
40
60
80
100
No
t Ava
lil.

January 2015
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities Trust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
29.93%
Amortizing Balloon
17.12%
IO Maturity Balloon
52.95%
IO/Amortizing/Balloon
Amortizing Balloon 29.93%
IO Maturity Balloon 17.12%
IO/Amortizing/Balloon 52.95%
Total: 100.00%
Count
Balance ($)
%
Amortizing Balloon
45 $375,524,231.77 29.93%
IO Maturity Balloon
11 $214,817,500.00 17.12%
IO/Amortizing/Balloon
36 $664,357,000.00 52.95%
Total
92
$1,254,698,731.77
100.00%
Amortization Type

January 2015
DELINQUENT LOAN DETAIL
GS Mortgage Securities Trust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
Loan ID
Paid Thru
Date
Current
P&I
Advances**
Outstanding
P&I
Advances***
Outstanding
Servicing
Advances
Loan
Status
Code*
Special
Servicer
Transfer Date
Foreclosure
Date
Bankruptcy
Date
Reo
Date
Resolution
Strategy Code
Totals:
Count:
* Loan Status: A = Payment not received but still in grace period;
B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent;
2 = 60-89 Days Delinquent;3 = 90+ Days Delinquent; 4 = Performing Matured Balloon;
5 = Non-Performing Matured Balloon.
** Current advances are not provided but are derived from information received from the Servicer
***Outstanding P&I Advances include the current period P&I Advances and may include Servicer Advances.
**** Resolution Strategy Code
1 - Modification 2 - Foreclosure 3 - Bankruptcy 4 - Extension 5 - Note Sale
6 - DPO 7 - REO 8 - Resolved 9 - Pending Return to Master Servicer
10 - Deed in lieu of Foreclosure 11- Full Payoff 12 - Reps and Warranties
13 - Other or TBD

Document Outline

  Table of Contents
    Payment Detail
    Payment Detail (Exchange Certificates)
    Factor Detail
    Principal Detail
    Interest Detail
    Reconciliation of Funds
    Additional Loan Detail
    Historical Loan Modification Report
    Bond Collateral Realized Loss Reconciliation
    Historical Delinquency & Liquidation (Stated)
    Historical Delinquency & Liquidation (Actual)
    REO Additional Detail
    REO Status Report
    Historical Liquidation Loss Loan Detail
    Interest Adjustment Reconciliation
    Appraisal Reduction Report
    Loan Level Detail
    Material Breaches and Document Defects
    Mortgage Loan Characteristics
    Delinquent Loan Detail